Long-Term Debt (Details Narrative)		1 Months Ended					3 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Jan. 07, 2016 USD ($)	Nov. 30, 2016 USD ($)	Oct. 31, 2016 Notes	Jun. 30, 2016 USD ($) shares	Apr. 30, 2016 Notes	Jan. 31, 2016 USD ($) Notes shares	Mar. 18, 2016 Notes	Jun. 30, 2016 USD ($)	Aug. 08, 2014 USD ($) Notes	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 09, 2016 USD ($)	Dec. 08, 2015 USD ($)
Debt Instrument [Line Items]
Outstanding balance										$ 16,574,961	$ 144,673,901
Trading symbol										PRGNF
Gain from debt extinguishment										$ 42,312,609	5,921,524
Interest and finance costs										2,062,395	8,039,677	7,451,854
Capitalized interest										$ 0	$ 1,704,937	$ 1,618,836
Weighted average interest rate										6.59%	4.07%	3.53%
Loan Agreement [Member] | Unicredit Bank AG, [Member]
Debt Instrument [Line Items]
Payment for interest								$ 50,000
Commerzbank AG II [Member]
Debt Instrument [Line Items]
Outstanding balance														$ 38,237,500
Gain from debt extinguishment											$ 5,921,524
Bank Of Ireland II [Member]
Debt Instrument [Line Items]
Outstanding balance	$ 4,384,750
Extinguishment of debt amount	2,192,375
Debt conversion, Amount converted	$ 2,192,375
Nordea Bank Finland Plc [Member]
Debt Instrument [Line Items]
Outstanding balance													$ 73,928,185
Settlement of vessels' trading debt										$ 4,290,000
Banks [Member]
Debt Instrument [Line Items]
Extinguishment of debt amount										$ 35,036,863
Extinguishment debt of basic | $ / shares										$ 7.98
Extinguishment debt of dilutive | $ / shares										$ 2.99
Senior unsecured notes due 2021 [Member]
Debt Instrument [Line Items]
Number of notes sold in public offering | Notes									1,000,000
Face amount									$ 25
Interest rate		8.375%
Debt maturity date										Aug. 15, 2021
Trading symbol										PRGN4153414
Debt instrument, redemption description										The Notes will mature on August 15, 2021, and may be redeemed in whole or in part at any time or from time to time after August 15, 2017
Redempion period, start date										Aug. 15, 2017
Minimum net worth										$ 100,000,000
Senior unsecured notes due 2021 [Member] | Exchange Offer [Member]
Debt Instrument [Line Items]
Number of notes exchanged | Notes			84,588				184,721
Senior unsecured notes due 2021 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Ratio of net borrowings to total assets										70.00%
Senior unsecured notes due 2021 [Member] | Unrelated Third Parties [Member]
Debt Instrument [Line Items]
Extinguishment debt of basic | $ / shares										$ 1.66
Extinguishment debt of dilutive | $ / shares										$ 0.62
Gain from debt extinguishment										$ 7,275,746
Senior unsecured notes due 2021 [Member] | Unrelated Third Parties [Member] | Exchange Agreement [Member]
Debt Instrument [Line Items]
Number of notes exchanged | Notes					50,000	20,000
Convertible Debt [Member] | Securities Purchase Agreement [Member] | Unrelated Third Parties [Member]
Debt Instrument [Line Items]
Face amount		$ 500,000		$ 500,000		$ 500,000		$ 500,000
Number of shares issued on debt conversion | shares				6,724,634		6,724,634
Outstanding balance										$ 500,000
Interest rate		8.00%
Debt maturity date		Nov. 11, 2017
Debt conversion price description

The Company’s Class A common shares at a conversion price equal to 65% of the lowest volume weighted average price of the Company’s Class A common shares during the 21 trading days prior to conversion date.

Percentage of debt default rate		18.00%